Financial Risk Factors	12 Months Ended
Dec. 31, 2017
Financial Risk Factors
Financial Risk Factors

(24) Financial Risk Factors

We are exposed to various financial risks, such as market risks (including foreign currency exchange rate risk, interest rate risk, and equity price risk), credit risk, and liquidity risk.

Market Risk

a) Foreign Currency Exchange Rate Risk

As we are active worldwide, our ordinary operations are subject to risks associated with fluctuations in foreign currencies. Since the Group’s entities mainly conduct their operating business in their own functional currencies, our risk of exchange rate fluctuations from ongoing ordinary operations is not considered significant. However, we occasionally generate foreign currency-denominated receivables, payables, and other monetary items by transacting in a currency other than the functional currency. To mitigate the extent of the associated foreign currency exchange rate risk, the majority of these transactions are hedged as described in Note (25).

In rare circumstances, transacting in a currency other than the functional currency also leads to embedded foreign currency derivatives being separated and measured at fair value through profit or loss.

In addition, the intellectual property (IP) holders in the SAP Group are exposed to risks associated with forecasted intercompany cash flows in foreign currencies. These cash flows arise out of royalty payments from subsidiaries to the respective IP holder. The royalties are linked to the subsidiaries’ external revenue. This arrangement leads to a concentration of the foreign currency exchange rate risk with the IP holders, as the royalties are mostly denominated in the subsidiaries’ local currencies, while the functional currency of the IP holders with the highest royalty volume is the euro. The highest foreign currency exchange rate exposure of this kind relates to the currencies of subsidiaries with significant operations, for example the U.S. dollar, the pound sterling, the Japanese yen, the Swiss franc, and the Australian dollar.

Generally, we are not exposed to any significant foreign currency exchange rate risk with regard to our investing and financing activities, as such activities are normally conducted in the functional currency of the investing or borrowing entity. For more information, see Note (25).

b) Interest Rate Risk

We are exposed to economic interest rate risk as a result of our investing and financing activities mainly in euros and U.S. dollars.

€ millions		2017		2016
	Cash Flow Risk	Fair Value Risk	Cash Flow Risk	Fair Value Risk
Investing activities	3,800	985	3,308	1,364
Financing activities	1,815	4,486	2,313	5,567

c) Equity Price Risk

We are exposed to equity price risk with regard to our investments in equity securities (2017: €827 million; 2016: €952 million) and our share-based payments (for the exposure from these plans, see Note (27)).

Credit Risk

To reduce the credit risk in investments, we arrange to receive rights to collateral for certain investing activities in the full amount of the investment volume, which we would be allowed to make use of only in the case of default of the counterparty to the investment. In the absence of other significant agreements to reduce our credit risk exposure, the total amounts recognized as cash and cash equivalents, current investments, loans and other financial receivables, trade receivables, and derivative financial assets represent our maximum exposure to credit risks, except for the agreements mentioned above.

Liquidity Risk

The table below is an analysis of the remaining contractual maturities of all our financial liabilities held as at December 31, 2017. Financial liabilities for which repayment can be requested by the contract partner at any time are assigned to the earliest possible period. Variable interest payments were calculated using the latest relevant interest rate fixed as at December 31, 2017. As we generally settle our derivative contracts gross, we show the pay and receive legs separately for all our currency and interest rate derivatives, whether or not the fair value of the derivative is negative. The cash outflows for the currency derivatives are translated using the applicable spot rate.

For more information about the cash flows for unrecognized but contractually agreed financial commitments, see Note (22).

Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying Amount					Contractual Cash Flows
	12/31/2017	2018	2019	2020	2021	2022	Thereafter
Trade payables	–952	–952	0	0	0	0	0
Financial liabilities	–6,508	–1,554	–834	–957	–58	–429	–3,102
Total of non-derivative financial liabilities	–7,460	–2,506	–834	–957	–58	–429	–3,102

€ millions	Carrying Amount					Contractual Cash Flows
	12/31/2016	2017	2018	2019	2020	2021	Thereafter
Trade payables	–1,016	–1,016	0	0	0	0	0
Financial liabilities	–8,099	–1,739	–1,371	–835	–995	–62	–3,639
Total of non-derivative financial liabilities	–9,115	–2,755	–1,371	–835	–995	–62	–3,639

Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying Amount	Contractual Cash Flows		Carrying Amount	Contractual Cash Flows
	12/31/2017	2018	Thereafter	12/31/2016	2017	Thereafter
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	–84			–170
Cash outflows		–3,909	–309		–3,160	–43
Cash inflows		3,857	292		3,025	0
Currency derivatives designated as hedging instruments	–1			–24
Cash outflows		–75	0		–475	0
Cash inflows		74	0		442	0
Interest rate derivatives designated as hedging instruments	–1			0
Cash outflows		–8	–15		0	0
Cash inflows		8	14		0	0
Total of derivative financial liabilities	–86	–53	–18	–194	–168	–43
Derivative financial assets
Currency derivatives not designated as hedging instruments	41			35
Cash outflows		–2,799	0		–1,902	0
Cash inflows		2,831	0		1,938	0
Currency derivatives designated as hedging instruments	29			12
Cash outflows		–634	0		–241	0
Cash inflows		654	0		252	0
Interest rate derivatives designated as hedging instruments	24			47
Cash outflows		–12	–43		–38	–83
Cash inflows		25	56		62	112
Total of derivative financial assets	93	65	13	95	71	29
Total of derivative financial liabilities and assets	8	12	–5	–99	–97	–14